Exhibit 99

Ford Credit Auto Owner Trust 2011-B

Monthly Investor Report

Collection Period	October 2011
Payment Date	11/15/2011
Transaction Month	4

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months
Original Securities:	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018

Total	$1,395,480,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,633,628.87
Principal:
Principal Collections	$27,198,947.61
Prepayments in Full	$20,855,073.17
Liquidation Proceeds	$536,376.15
Recoveries	$3,563.36

Sub Total	$48,593,960.29

Collections	$53,227,589.16

Purchase Amounts:
Purchase Amounts Related to Principal	$200,486.05
Purchase Amounts Related to Interest	$817.98

Sub Total	$201,304.03

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds—Total	$53,428,893.19

Ford Credit Auto Owner Trust 2011-B

Monthly Investor Report

Collection Period	October 2011
Payment Date	11/15/2011
Transaction Month	4

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$53,428,893.19
Servicing Fee	$1,093,378.17	$1,093,378.17	$0.00	$0.00	$52,335,515.02
Interest—Class A-1 Notes	$20,439.93	$20,439.93	$0.00	$0.00	$52,315,075.09
Interest—Class A-2 Notes	$197,086.67	$197,086.67	$0.00	$0.00	$52,117,988.42
Interest—Class A-3 Notes	$274,260.00	$274,260.00	$0.00	$0.00	$51,843,728.42
Interest—Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$51,555,255.92
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,555,255.92
Interest—Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$51,477,621.92
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,477,621.92
Interest—Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$51,419,709.92
Third Priority Principal Payment	$23,866,415.60	$23,866,415.60	$0.00	$0.00	$27,553,294.32
Interest—Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$27,481,930.32
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,481,930.32
Regular Principal Payment	$92,037,604.87	$27,481,930.32	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$53,428,893.19

	Principal Payment:
		First Priority Principal Payment			$0.00
		Second Priority Principal Payment			$0.00
		Third Priority Principal Payment			$23,866,415.60
		Regular Principal Payment			$27,481,930.32
		Total			$51,348,345.92

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of	Actual	Per $1,000 of	Actual	Per $1,000 of
		Original Balance		Original Balance		Original Balance
Class A-1 Notes	$51,348,345.92	$169.08	$20,439.93	$0.07	$51,368,785.85	$169.15
Class A-2 Notes	$0.00	$0.00	$197,086.67	$0.57	$197,086.67	$0.57
Class A-3 Notes	$0.00	$0.00	$274,260.00	$0.70	$274,260.00	$0.70
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61

Total	$51,348,345.92	$36.80	$987,169.10	$0.71	$52,335,515.02	$37.50

Ford Credit Auto Owner Trust 2011-B

Monthly Investor Report

Collection Period	October 2011
Payment Date	11/15/2011
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$115,904,020.47	0.3816398	$64,555,674.55	0.2125640
Class A-2 Notes	$347,800,000.00	1.0000000	$347,800,000.00	1.0000000
Class A-3 Notes	$391,800,000.00	1.0000000	$391,800,000.00	1.0000000
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000

Total	$1,207,684,020.47	0.8654255	$1,156,335,674.55	0.8286293
Pool Information
Weighted Average APR		4.344%		4.321%
Weighted Average Remaining Term		54.78		53.95
Number of Receivables Outstanding		59,611		57,762
Pool Balance		$1,312,053,802.13		$1,263,004,066.10
Adjusted Pool Balance (Pool Balance - YSOC Amount)		$1,201,729,354.02		$1,156,457,604.87
Pool Factor		0.8804599		0.8475448

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$18,945,060.99
Yield Supplement Overcollateralization Amount	$106,546,461.23
Targeted Overcollateralization Amount	$110,589,607.82
Actual Overcollateralization Amount (EOP Pool Balance—EOP Note Balance)	$106,668,391.55

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B

Monthly Investor Report

Collection Period	October 2011
Payment Date	11/15/2011
Transaction Month	4

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		177	$258,853.05
(Recoveries)		3	$3,563.36
Net Losses for Current Collection Period			$255,289.69
Cumulative Net Losses Last Collection Period			$151,607.72
Cumulative Net Losses for all Collection Periods			$406,897.41

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.23%

Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.81%	455	$10,287,300.79
61-90 Days Delinquent	0.06%	35	$772,505.22
91-120 Days Delinquent	0.01%	4	$75,105.25
Over 120 Days Delinquent	0.00%	1	$46,670.01

Total Delinquent Receivables	0.89%	495	$11,181,581.27

Repossession Inventory:

Repossessed in the Current Collection Period		23	$468,127.21
Total Repossessed Inventory		40	$1,084,121.97

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0263%
Preceding Collection Period			0.1079%
Current Collection Period			0.2379%
Three Month Average			0.1240%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0227%
Preceding Collection Period			0.0302%
Current Collection Period			0.0692%
Three Month Average			0.0407%